UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21413

Name of Fund:  BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Strategies Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2018

Date of reporting period: 05/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) May 31, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Shares		Value
Common Stocks — 0.5%

Chemicals — 0.0%
GEO Specialty Chemicals, Inc.(a)(b)		429,772	$137,527

Diversified Financial Services — 0.3%
Kcad Holdings I Ltd.(a)(b)		309,827,230	1,874,455

Health Care Management Services — 0.0%
New Millennium HoldCo, Inc.(b)		14,906	224

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Corp.(b)		19,011	230,984

Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp.(b)		1,860	15,605

Utilities — 0.1%
Texgen LLC(a)(b)		16,861	573,274

Total Common Stocks — 0.5% (Cost — $4,490,982)			2,832,069

	Par (000)
Asset-Backed Securities — 2.7%
ALM VII R Ltd., Series 2013-7RA, Class BR, (3 mo. LIBOR US + 2.70%), 5.05%, 10/15/28(c)(d)	USD	250	253,546
ALM XVII Ltd., Series 2015-17A, Class C1, (3 mo. LIBOR US + 4.15%), 6.50%, 01/15/28(c)(d)		500	501,496
AMMC CLO Ltd., Series 2014-15A, Class D, (3 mo. LIBOR US + 4.20%), 6.26%, 12/09/26(c)(d)		250	252,126
Ares CLO Ltd., Series 2016-40A, Class C, (3 mo. LIBOR US + 3.70%), 6.05%, 10/15/27(c)(d)		250	250,976
Ares XLVIII CLO, Series 2018-48A(c)(e)(f):
Class C, 1.00%, 07/20/30		375	375,000
Class D, 1.00%, 07/20/30		250	250,000
Ares XXXIII CLO Ltd., Series 2015-1A, Class A2R, (3 mo. LIBOR US + 1.95%), 3.97%, 12/05/25(c)(d)		450	452,222
Atlas Senior Loan Fund X Ltd., Series 2018-10A(c)(e):
Class B, 3.85%, 01/15/31		500	500,979
Class C, 4.20%, 01/15/31		500	497,635
Atrium X, Series 10A, Class DR, (3 mo. LIBOR US + 3.00%), 5.35%, 07/16/25(c)(d)		250	250,008
Babson CLO, Ltd., Series 2015-IA, Class AR, 3.35%, 01/20/31(c)(e)		1,000	999,087

Security	Par (000)		Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A2R, (3 mo. LIBOR US + 2.05%), 4.41%, 01/20/29(c)(d)	USD	500	$502,916
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class C, 5.40%, 10/15/30(c)(e)		250	249,237
Cedar Funding II CLO Ltd., Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.23%), 3.29%, 06/09/30(c)(d)		500	502,793
CIFC Funding Ltd.(c)(e):
Series 2013-4A, Class DRR, 4.89%, 04/27/31		250	250,000
Series 2014-2A, Class A3LRSeries 2018-1A, Class C, 3.91%, 04/18/31		375	373,018
Series 2018-1A, Class B, 3.56%, 04/18/31		375	371,989
Galaxy CLO Ltd., Series 2015-21A(c)(e):
Class AR, 3.38%, 04/20/31		250	249,766
Class CR, 4.11%, 04/20/31		250	247,920
GoldentTree Loan Management US CLO 1 Ltd., Series 2017-1A, Class C, (3 mo. LIBOR US + 2.20%), 4.56%, 04/20/29(c)(d)		250	250,278
Highbridge Loan Management Ltd.(c)(e):
Series 12A-18, Class B, 1.00%, 07/18/31(f)		250	250,000
Series 12A-18, Class C, 1.00%, 07/18/31(f)		250	250,000
Series 2013-2A, Class CR, 5.26%, 10/20/29		250	248,985
LCM XVIII LP, Series 18A, Class INC, 0.00%, 04/20/31(c)(e)		1,250	799,295
Madison Park Funding Ltd., Series 2018-27A, Class B, 3.85%, 04/20/30(a)(c)(e)		1,000	992,300
Octagon Investment Partners Ltd., Series 2013-1A(c)(e):
Class A1R2, 2.98%, 01/25/31		250	250,261
Class BR2, 3.38%, 01/25/31		350	349,311
Class CR2, 3.68%, 01/25/31		350	349,789
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class ER2, 6.98%, 01/25/31(c)(e)		250	246,693
OZLM XIX Ltd., Series 2017-19A, Class C, 5.45%, 11/22/30(c)(e)		250	250,205
Palmer Square CLO Ltd., Series 2018-1A(c)(e):
Class A1, 3.21%, 04/18/31(a)		300	299,820
Class A2, 3.63%, 04/18/31(a)		250	249,575

1

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities (continued)
Class B, 3.93%, 04/18/31	USD	250	$248,231
Class D, 7.33%, 04/18/31		250	249,947
TCI-Cent CLO Ltd., Series 2016-1A, Class A2, (3 mo. LIBOR US + 2.20%), 4.57%, 12/21/29(c)(d)		300	301,474
Treman Park CLO Ltd., Series 2015-1A, Class D, (3 mo. LIBOR US + 3.86%), 6.22%, 04/20/27(c)(d)		1,400	1,404,369
Venture XIX CLO Ltd., Series 2014-19A, Class BR, (3 mo. LIBOR US + 2.00%), 4.35%, 01/15/27(c)(d)		250	250,372
Webster Park CLO Ltd., Series 2015-1A, Class C, (3 mo. LIBOR US + 4.05%), 6.41%, 01/20/27(c)(d)		500	500,660

Total Asset-Backed Securities — 2.7% (Cost — $15,203,261)			15,072,279

Corporate Bonds — 8.4%

Aerospace & Defense — 0.5%
Bombardier, Inc.(c):
7.75%, 03/15/20		1,533	1,628,813
7.50%, 03/15/25		1,160	1,197,816

			2,826,629
Airlines — 0.5%
US Airways Pass-Through Trust, Series 2012-2, Class C, 5.45%, 06/03/18		2,605	2,608,126

Banks — 0.0%
CIT Group, Inc., 5.00%, 08/01/23		135	136,350

Capital Markets — 0.3%
Blackstone CQP Holdco LP(c):
6.50%, 03/20/21		1,536	1,536,000
6.00%, 08/18/21		249	248,378

			1,784,378
Chemicals — 0.8%
Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(c)		856	843,160
GEO Specialty Chemicals, Inc., 15.24%, 10/18/25(a)		1,855	2,525,071

Security	Par (000)		Value
Chemicals (continued)
Momentive Performance Materials, Inc., 3.88%, 10/24/21	USD	1,083	$1,142,565

			4,510,796
Construction Materials — 0.7%
HD Supply, Inc., 5.75%, 04/15/24(c)		3,774	3,957,982

Containers & Packaging — 0.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 05/15/24(c)		300	313,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(3 mo. LIBOR US + 3.50%), 5.85%, 07/15/21(c)(d)		3,795	3,839,401

			4,152,526
Diversified Consumer Services — 0.4%
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 05/15/23(c)		2,041	2,159,378

Diversified Telecommunication Services — 0.4%
Level 3 Financing, Inc., 5.25%, 03/15/26		2,158	2,051,179

Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/01/20(a)		1,061	—

Environmental, Maintenance, & Security Service — 0.1%
Tervita Escrow Corp., 7.63%, 12/01/21(c)		540	545,400

Health Care Providers & Services — 0.1%
NVA Holdings, Inc., 6.88%, 04/01/26(c)		370	364,561

Health Care Services — 0.0%
Avaya Inc. Escrow, 7.00%, 04/01/19(a)		1,347	—

Hotels, Restaurants & Leisure — 0.2%
New Red Finance, Inc., 5.00%, 10/15/25(c)		980	928,550

IT Services — 0.2%
First Data Corp., 5.75%, 01/15/24(c)		1,205	1,209,519

Media — 1.1%
Altice Financing SA(c):
6.63%, 02/15/23		550	542,190
7.50%, 05/15/26		875	836,719
Altice France SA(c):
6.00%, 05/15/22		842	838,843
7.38%, 05/01/26		616	599,060
Altice US Finance I Corp., 5.50%, 05/15/26(c)		350	336,105

2

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Media (continued)
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22	USD	1,218	$1,243,882
Series B, 7.63%, 03/15/20		545	545,000
CSC Holdings LLC, 10.88%, 10/15/25(c)		1,040	1,205,100

			6,146,899
Metals & Mining — 0.6%
Freeport-McMoRan, Inc., 3.88%, 03/15/23		625	600,787
Novelis Corp., 6.25%, 08/15/24(c)		646	654,140
Teck Resources Ltd., 3.75%, 02/01/23		2,045	1,976,002

			3,230,929
Oil, Gas & Consumable Fuels — 0.9%
CNX Resources Corp., 5.88%, 04/15/22		3,552	3,583,080
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 09/30/21(c)		995	1,022,362
Halcon Resources Corp., Series WI, 6.75%, 02/15/25		284	266,960

			4,872,402
Real Estate Investment Trusts (REITs) — 0.0%
VICI Properties 1 LLC/VICI FC, Inc., 8.00%, 10/15/23		46	51,616

Software — 0.8%
Infor US, Inc., 6.50%, 05/15/22		1,176	1,195,110
Informatica LLC, 7.13%, 07/15/23(c)		658	667,870
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(c)		2,163	2,400,281

			4,263,261
Wireless Telecommunication Services — 0.1%
Frontier Communications Corp., 8.50%, 04/01/26(c)		310	300,312
Sprint Communications, Inc., 7.00%, 08/15/20		325	336,424

			636,736

Total Corporate Bonds — 8.4% (Cost — $46,892,242)			46,437,217

Floating Rate Loan Interests(d) — 136.9%

Aerospace & Defense — 1.5%
Accudyne Industries LLC, 2017 Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.23%, 08/18/24		3,367	3,373,997
DAE Aviation Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.75% 1.00% Floor), 5.73%, 07/07/22		508	509,087

Security	Par (000)		Value
Aerospace & Defense (continued)
Pelican Products, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.41%, 05/01/25	USD	705	$707,644
TransDigm, Inc., 2018 Term Loan F, (1 mo. LIBOR + 2.50%), 4.48%, 06/09/23		3,346	3,337,580
WP CPP Holdings LLC, 2018 Term Loan, 04/30/25(g)		280	281,137

			8,209,445
Air Freight & Logistics — 0.7%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3, (1 mo. LIBOR + 2.00%), 3.95%, 01/15/25		648	642,338
CEVA Group PLC, Letter of Credit, (3 mo. LIBOR + 5.50%), 6.50%, 03/19/21(a)		1,144	1,253,579
CEVA Intercompany BV, Dutch Term Loan, (3 mo. LIBOR + 5.50% 1.00% Floor), 7.86%, 03/19/21		252	251,256
CEVA Logistics Canada ULC, Canadian Term Loan, (3 mo. LIBOR + 5.50% 1.00% Floor), 7.86%, 03/19/21		128	127,759
CEVA Logistics US Holdings, Inc., Term Loan, (3 mo. LIBOR + 5.50% 1.00% Floor), 7.86%, 03/19/21		990	986,926
Livingston International, Inc., Term Loan B3, (3 mo. LIBOR + 5.75%), 8.05%, 03/20/20		235	234,385
XPO Logistics, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 3.96%, 02/24/25		266	266,131

			3,762,374
Airlines — 0.0%
Northwest Airlines, Inc., Term Loan, (6 mo. LIBOR + 1.23%), 3.30%, 09/10/18(a)		120	118,802

Auto Components — 0.5%
Dayco Products LLC, 2017 Term Loan B, (3 mo. LIBOR + 5.00%), 7.31%, 05/19/23(a)		1,020	1,022,250
GPX International Tire Corp., Term Loan(a)(b)(k):
0.00%, 12/31/49		1,098	—
PIK, 0.00%, 12/31/49(h)		18	—

3

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Auto Components (continued)
USI, Inc., 2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 5.30%, 05/16/24	USD	1,598	$1,595,150

			2,617,400
Auto Parts — 0.3%
Mavis Tire Express Services Corp. :
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.20%, 03/20/25		1,430	1,419,735
2018 Delayed Draw Term Loan, (1 mo. LIBOR + 3.25%), 1.23%, 03/20/25		13	12,529

			1,432,264
Automobiles — 0.3%
CH Hold Corp.:
1st Lien Term Loan, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.98%, 02/01/24		1,274	1,277,590
2nd Lien Term Loan, (1 mo. LIBOR + 7.25% 1.00% Floor), 9.23%, 02/01/25(a)		245	249,900

			1,527,490
Banks — 0.3%
Capri Finance LLC, 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25%), 5.61%, 11/01/24		1,633	1,612,496

Building Materials — 0.3%
Allied Universal HoldCo LLC, 2015 Term Loan, (3 mo. LIBOR + 3.75% 1.00% Floor), 6.05%, 07/28/22		840	826,688
USAGM HoldCo LLC, 2015 2nd Lien Term Loan, (2 mo. LIBOR + 8.50% 1.00% Floor), 10.60%, 07/28/23		645	638,956

			1,465,644
Building Products — 1.3%
Continental Building Products LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.25%), 4.23%, 08/18/23		389	389,979
CPG International, Inc., 2017 Term Loan, (6 mo. LIBOR + 3.75% 1.00% Floor), 5.59%, 05/03/24		1,940	1,948,891
GYP Holdings III Corp., 2018 Term Loan B, 04/01/25(g)		835	834,165
Jeld-Wen, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.00%), 4.30%, 12/14/24		1,616	1,617,469

Security	Par (000)		Value
Building Products (continued)
Wilsonart LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.25% 1.00% Floor), 5.56%, 12/19/23	USD	2,714	$2,719,731

			7,510,235
Capital Markets — 1.5%
Duff & Phelps Corp., 2017 Term Loan B, (3 mo. LIBOR + 3.25% 1.00% Floor), 5.55%, 02/13/25		860	858,925
EIG Management Company LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.75% 1.00% Floor), 6.08%, 01/31/25		1,703	1,716,105
FinCo I LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 4.48%, 12/27/22		1,458	1,457,702
Greenhill & Co., Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.75% 1.00% Floor), 5.75%, 10/12/22		1,557	1,564,108
GreenSky Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 5.25%, 03/29/25(a)		1,075	1,083,063
RPI Finance Trust, Term Loan B6, (3 mo. LIBOR + 2.00%), 4.30%, 03/27/23		1,695	1,699,056

			8,378,959
Chemicals — 4.3%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR + 3.00% 1.00% Floor), 5.30%, 01/31/24		2,276	2,267,694
Axalta Coating Systems US Holdings, Inc., Term Loan, (3 mo. LIBOR + 1.75%), 4.05%, 06/01/24		3,578	3,578,794
Charter NEX US Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.98%, 05/16/24		1,444	1,443,726
Chemours Co. (The), 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 3.74%, 04/03/25		901	898,921
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.80%, 06/28/24		618	620,769
Encapsys LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.23%, 11/07/24		1,045	1,048,271
Evergreen Acqco 1 LP, Term Loan, (3 mo. LIBOR + 3.75%), 6.11%, 07/09/19		443	425,822
Invictus US LLC:
1st Lien Term Loan, (2 mo. LIBOR + 3.00%), 5.10%, 03/28/25		1,648	1,654,348

4

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Chemicals (continued)
2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 8.73%, 03/25/26	USD	430	$434,300
MacDermid, Inc.:
Term Loan B6, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.98%, 06/07/23		1,319	1,322,378
Term Loan B7, (1 mo. LIBOR + 2.50% 1.00% Floor), 4.48%, 06/07/20		1,914	1,919,182
Oxea Holding Drei GmbH, 2017 Term Loan B2, (3 mo. LIBOR + 3.50%), 5.88%, 10/11/24		3,954	3,956,591
PQ Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.50%), 4.48%, 02/08/25		2,849	2,848,700
Tata Chemicals North America, Inc., Term Loan B, (3 mo. LIBOR + 2.75% 1.00% Floor), 5.06%, 08/07/20		422	422,518
Vectra Co., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.23%, 03/08/25		1,115	1,114,309

			23,956,323
Commercial Services & Supplies — 7.5%
Advanced Disposal Services, Inc., Term Loan B3, (1 Week LIBOR + 2.25%), 4.00%, 11/10/23		3,282	3,289,216
Aramark Services, Inc., 2017 Term Loan B1, (1 mo. LIBOR + 2.00%), 3.98%, 03/11/25		293	293,199
Asurion LLC:
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.00%), 7.98%, 08/04/25		986	1,009,171
2017 Term Loan B4, (1 mo. LIBOR + 2.75%), 4.73%, 08/04/22		1,927	1,933,554
2018 Term Loan B6, (1 mo. LIBOR + 2.75%), 4.73%, 11/03/23		3,006	3,017,273
Camelot UK Holdco Ltd., 2017 Repriced Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.23%, 10/03/23		3,855	3,857,300
Catalent Pharma Solutions, Inc., Term Loan B, (1 mo. LIBOR + 2.25% 1.00% Floor), 4.23%, 05/20/24		3,580	3,592,339
Clean Harbors, Inc., 2017 Term Loan B, (1 mo. LIBOR + 1.75%), 3.73%, 06/27/24		655	657,100
Creative Artists Agency LLC, 2018 Term Loan B, (PRIME + 2.00%), 4.92%, 02/15/24		3,060	3,073,192
Dealer Tire LLC, 2017 Term Loan B, (6 mo. LIBOR + 3.25% 1.00% Floor), 5.67%, 12/22/21(a)		1,192	1,179,641

Security	Par (000)		Value
Commercial Services & Supplies (continued)
EnergySolutions, LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.77%, 05/02/25	USD	545	$550,793
Garda World Security Corp., 2017 Term Loan, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.51%, 05/24/24		916	920,593
GFL Environmental Inc.(g):
2018 Delayed Draw Term Loan, 05/31/25		126	126,246
2018 USD Term Loan B, 05/31/25		1,015	1,016,284
Harland Clarke Holdings Corp., Term Loan B7, (3 mo. LIBOR + 4.75% 1.00% Floor), 7.05%, 11/03/23		923	908,490
KAR Auction Services, Inc., Term Loan B5, (3 mo. LIBOR + 2.50%), 4.81%, 03/09/23		2,535	2,542,999
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.73%, 05/02/22		2,781	2,770,414
US Security Associates Holdings, Inc., 2016 Term Loan, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.80%, 07/14/23		2,393	2,403,290
Verisure Holding AB, EUR Term Loan B1E, 10/20/22(g)	EUR	1,000	1,158,623
West Corp., 2017 Term Loan, (1 mo. LIBOR + 4.00% 1.00% Floor), 5.98%, 10/10/24	USD	3,370	3,363,560
Wrangler Buyer Corp., Term Loan B, (1 mo. LIBOR + 2.75%), 4.73%, 09/27/24		3,974	3,978,243

			41,641,520
Commercial Services & Supplies — 0.2%
Employbridge LLC, 2018 Term Loan B, (3 mo. LIBOR + 5.00% 1.00% Floor), 7.50%, 04/10/25		575	580,031
Learning Care Group, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 5.43%, 03/13/25		605	606,513

			1,186,544
Communications Equipment — 1.0%
Avantor, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 4.00% 1.00% Floor), 5.98%, 11/21/24		2,790	2,808,840
Avaya, Inc.:
Exit Term Loan B, (1 mo. LIBOR + 4.75% 1.00% Floor), 6.68%, 12/15/24		1,465	1,472,571

5

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Communications Equipment (continued)
CommScope, Inc., Term Loan B5, (1 mo. LIBOR + 2.00%), 3.98%, 12/29/22	USD	649	$650,085
Securus Technologies Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 4.50% 1.00% Floor), 6.48%, 11/01/24		659	660,677

			5,592,173
Construction & Engineering — 2.3%
AECOM, Term Loan B, (1 mo. LIBOR + 1.75%), 3.73%, 02/22/25		795	795,246
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25% 1.00% Floor), 6.61%, 06/21/24		6,598	6,631,334
Engility Corp.:
Term Loan B1, (1 mo. LIBOR + 2.25%), 4.23%, 08/12/20		207	207,089
Term Loan B2, (3 mo. LIBOR + 2.75% 1.00% Floor), 4.73%, 08/12/23		938	937,650
Pike Corp., 2018 Term Loan B, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.49%, 03/23/25		1,146	1,157,174
SRS Distribution Inc., 2018 1st Lien Term Loan B, (3 mo. LIBOR + 3.25%), 5.58%, 05/23/25		2,426	2,414,370
USIC Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.25% 1.00% Floor), 5.28%, 12/08/23		919	922,255

			13,065,118
Construction Materials — 2.0%
Core & Main LP, 2017 Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 5.12%, 08/01/24		2,771	2,783,767
Filtration Group Corp., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 5.30%, 03/29/25		4,930	4,952,185
GYP Holdings III Corp., 2017 Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 5.36%, 04/01/23		2,208	2,205,953
Xella International GmbH, 2017 EUR Term Loan B, 04/11/24(g)	EUR	1,000	1,165,438

			11,107,343
Containers & Packaging — 1.3%
Berlin Packaging LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 4.94%, 11/07/25	USD	630	630,523
Berry Global, Inc., Term Loan Q, (1 mo. LIBOR + 2.00%), 3.96%, 10/01/22		4,450	4,462,380

Security	Par (000)		Value
Containers & Packaging (continued)
BWAY Holding Co., 2017 Term Loan B, (2 mo. LIBOR + 3.25%), 5.59%, 04/03/24	USD	1,786	$1,788,382
Proampac PG Borrower LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.51%, 11/18/23		544	546,480

			7,427,765
Distributors — 0.9%
American Builders & Contractors Supply Co., Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 3.98%, 10/31/23		2,938	2,923,429
TriMark USA LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.49%, 08/28/24		2,274	2,269,914

			5,193,343
Diversified Consumer Services — 4.4%
AI Aqua Merger Sub, Inc., 2017 Incremental Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.23%, 12/13/23(a)		2,085	2,081,919
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.98%, 07/12/24		1,159	1,160,624
Bright Horizons Family Solutions, Inc., 2017 Term Loan B, (1 mo. LIBOR + 1.75%), 3.73%, 11/07/23		2,925	2,931,720
CHG PPC Parent LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 4.73%, 03/31/25(a)		695	695,000
Equian LLC, Add on Term Loan B, (3 mo. LIBOR + 3.25%), 5.20%, 05/20/24		2,229	2,240,092
J.D. Power and Associates, 1st Lien Term Loan, (3 mo. LIBOR + 4.25% 1.00% Floor), 6.55%, 09/07/23		1,400	1,405,141
Nomad Foods Europe Midco Ltd., 2017 Term Loan B4, (1 mo. LIBOR + 2.25%), 4.17%, 05/15/24		1,368	1,370,232
Serta Simmons Bedding LLC:
1st Lien Term Loan, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.72%, 11/08/23		2,790	2,453,620
2nd Lien Term Loan, (3 mo. LIBOR + 8.00% 1.00% Floor), 10.33%, 11/08/24		943	712,841
ServiceMaster Co., 2016 Term Loan B, (1 mo. LIBOR + 2.50%), 4.48%, 11/08/23		2,436	2,447,666

6

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Diversified Consumer Services (continued)
Spin Holdco, Inc., 2017 Term Loan B, (2 mo. LIBOR + 3.25% 1.00% Floor), 5.34%, 11/14/22	USD	1,165	$1,170,302
Uber Technologies, 2018 Term Loan, (1 mo. LIBOR + 4.00% 1.00% Floor), 5.92%, 04/04/25		1,300	1,307,579
Wand Intermediate I LP, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.98%, 09/17/21		1,369	1,375,297
Weight Watchers International, Inc., 2017 Term Loan B, (1 mo. LIBOR + 4.75%), 6.99%, 11/29/24		2,800	2,830,339

			24,182,372
Diversified Financial Services — 1.5%
AlixPartners LLP, 2017 Term Loan B, (3 mo. LIBOR + 2.75% 1.00% Floor), 5.05%, 04/04/24		3,587	3,593,082
CVS Holdings I LP, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.99%, 02/06/25(a)		1,030	1,020,988
EG Finco Ltd., 2018 Term Loan, (3 mo. LIBOR + 4.00%), 6.14%, 02/07/25		839	836,413
Kingpin Intermediate Holdings LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 4.25% 1.00% Floor), 6.23%, 06/28/24(a)		1,653	1,667,450
Oryx Southern Delaware Holdings LLC, Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.23%, 02/09/25(a)		1,210	1,196,387

			8,314,320
Diversified Telecommunication Services — 6.8%
CenturyLink, Inc. :
2017 Term Loan A, (1 mo. LIBOR + 2.75%), 4.73%, 11/01/22		1,086	1,083,198
2017 Term Loan B, (1 mo. LIBOR + 2.75%), 4.73%, 01/31/25		9,150	9,030,539
Consolidated Communications, Inc., 2016 Term Loan B, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.99%, 10/04/23		416	413,838
Frontier Communications Corp., Delayed Draw Term Loan A, (1 mo. LIBOR + 2.75%), 4.74%, 03/31/21		2,663	2,627,508
Hargray Communications Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.98%, 05/16/24		1,504	1,507,397
Level 3 Financing, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.21%, 02/22/24		5,995	5,998,331

Security	Par (000)		Value
Diversified Telecommunication Services (continued)
MTN Infrastructure TopCo, Inc, 1st Lien Term Loan B, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.98%, 11/15/24	USD	1,931	$1,938,717
Sprint Communications, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 2.50%), 4.50%, 02/02/24		2,876	2,873,793
Telenet Financing USD LLC:
Term Loan AL, (1 mo. LIBOR + 2.50%), 4.42%, 03/01/26		4,650	4,649,442
USD Term Loan AN, 08/17/26(g)		4,305	4,296,046
Telesat Canada, Term Loan B4, (3 mo. LIBOR + 2.50%), 4.81%, 11/17/23		818	819,913
Virgin Media Investment Holdings Ltd., GBP Term Loan L, (LIBOR - GBP + 3.25%), 3.75%, 01/15/27	GBP	1,000	1,325,389
Zayo Group LLC:
2017 Incremental Term Loan, (1 mo. LIBOR + 2.25% 1.00% Floor), 4.23%, 01/19/24	USD	290	291,450
2017 Term Loan B1, (1 mo. LIBOR + 2.00%), 3.98%, 01/19/21		1,130	1,133,592

			37,989,153
Electric Utilities — 0.6%
Dayton Power & Light Company (The), Term Loan B, (1 mo. LIBOR + 2.00%), 3.99%, 08/24/22		517	519,095
TEX Operations Co. LLC:
Exit Term Loan B, (1 mo. LIBOR + 2.50%), 4.48%, 08/04/23		2,036	2,033,345
Exit Term Loan C, (1 mo. LIBOR + 2.50%), 4.48%, 08/04/23		363	362,096
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Term Loan, 1.00%, 11/10/18(a)		1,710	—
Vistra Operations Co. LLC, 2016 Term Loan B2, (1 mo. LIBOR + 2.25%), 4.20%, 12/14/23		368	368,359

			3,282,895
Electrical Equipment — 1.0%
EXC Holdings III Corp., 2017 1st Lien Term Loan, (6 mo. LIBOR + 3.50% 1.00% Floor), 5.16%, 12/02/24		918	924,968
Gates Global LLC, 2017 Repriced Term Loan B, (3 mo. LIBOR + 2.75% 1.00% Floor), 5.05%, 04/01/24		3,986	4,002,078

7

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Electrical Equipment (continued)
Generac Power Systems, Inc., 2017 1st Lien Term Loan B, (3 mo. LIBOR + 2.00%), 4.31%, 05/31/23	USD	412	$411,658

			5,338,704
Energy Equipment & Services — 1.3%
Gavilan Resources LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 6.00% 1.00% Floor), 7.93%, 03/01/24		2,550	2,495,813
GrafTech Finance, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.42%, 02/12/25(a)		1,820	1,824,550
Ocean Rig UDW, Inc., Term Loan, (Fixed + 8.00%), 8.00%, 09/20/24		102	106,852
Pioneer Energy Services Corp., Term Loan, (1 mo. LIBOR + 7.75% 1.00% Floor), 9.68%, 11/08/22(a)		845	876,688
Seadrill Partners Finco LLC, Term Loan B, (3 mo. LIBOR + 6.00% 1.00% Floor), 8.30%, 02/21/21		651	565,740
Weatherford International Ltd., Term Loan, (1 mo. LIBOR + 1.42%), 3.42%, 07/13/20		1,240	1,227,287

			7,096,930
Food & Staples Retailing — 1.4%
Albertsons LLC:
2017 Term Loan B4, (1 mo. LIBOR + 2.75%), 4.73%, 08/25/21		845	835,305
2018 ABL Last Out Term Loan, 04/02/23(g)		1,059	1,060,795
BJ’s Wholesale Club, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.42%, 02/03/24		1,836	1,837,621
Hostess Brands LLC, 2017 Repriced Term Loan, (1 mo. LIBOR + 2.25%), 4.23%, 08/03/22		2,438	2,443,596
US Foods, Inc., 2016 Term Loan B, (1 mo. LIBOR + 2.50%), 4.48%, 06/27/23		1,610	1,615,527

			7,792,844
Food Products — 2.9%
CFSP Acquisition Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.95%, 03/21/25		542	540,731
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.48%, 10/10/23		2,717	2,720,009
Dole Food Co., Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.71%, 04/06/24		1,040	1,040,312

Security	Par (000)		Value
Food Products (continued)
Hearthside Food Solutions LLC, 2018 Term Loan B, 05/23/25(g)	USD	585	$582,256
JBS USA LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 4.65%, 10/30/22		5,054	5,035,306
Pinnacle Foods Finance LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 3.66%, 02/02/24		1,110	1,114,837
Reddy Ice Corp.:
1st Lien Term Loan, (3 mo. LIBOR + 5.50%), 7.88%, 05/01/19		1,570	1,562,983
2nd Lien Term Loan, (3 mo. LIBOR + 9.50%), 11.83%, 11/01/19		532	504,735
Reynolds Group Holdings, Inc., 2017 Term Loan, (1 mo. LIBOR + 2.75%), 4.73%, 02/05/23		2,764	2,769,106
Sigma Bidco BV, 2018 Term Loan B, 02/23/25(g)		185	184,387

			16,054,662
Health Care Equipment & Supplies — 3.4%
Cotiviti Corp., Term Loan B, (3 mo. LIBOR + 2.25%), 4.56%, 09/28/23		1,631	1,629,300
CryoLife, Inc., Term Loan B, (3 mo. LIBOR + 4.00% 1.00% Floor), 6.30%, 11/14/24(a)		1,835	1,839,989
DJO Finance LLC, 2015 Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.40%, 06/08/20		6,201	6,215,105
Immucor, Inc., Extended Term Loan B, (3 mo. LIBOR + 5.00% 1.00% Floor), 7.30%, 06/15/21(a)		3,572	3,629,624
Mallinckrodt International Finance SA, Term Loan B, (3 mo. LIBOR + 2.75%), 5.20%, 09/24/24		1,458	1,414,558
Ortho-Clinical Diagnostics SA, Term Loan B, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.73%, 06/30/21		4,428	4,429,037

			19,157,613
Health Care Providers & Services — 6.3%
Acadia Healthcare Company, Inc.:
2018 Term Loan B3, (1 mo. LIBOR + 2.50%), 4.48%, 02/11/22		443	445,829
2018 Term Loan B4, (1 mo. LIBOR + 2.50%), 4.48%, 02/16/23		2,061	2,074,454
Auris Luxembourg III Sarl, 2017 Term Loan B7, (3 mo. LIBOR + 3.00% 1.00% Floor), 5.30%, 01/17/22		2,414	2,416,564

8

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Health Care Providers & Services (continued)
CHG Healthcare Services, Inc., 2017 1st Lien Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 5.36%, 06/07/23	USD	3,487	$3,509,743
Community Health Systems, Inc., Term Loan G, (3 mo. LIBOR + 3.00% 1.00% Floor), 5.31%, 12/31/19		713	708,782
Concentra Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.66%, 06/01/22		1,895	1,899,737
Curo Health Services Holdings, Inc., 2015 1st Lien Term Loan, (3 mo. LIBOR + 4.00% 1.00% Floor), 6.09%, 02/07/22		817	817,926
DaVita HealthCare Partners, Inc., Term Loan B, (1 mo. LIBOR + 2.75%), 4.73%, 06/24/21		828	834,734
Diplomat Pharmacy, Inc., 2017 Term Loan B, (1 mo. LIBOR + 4.50% 1.00% Floor), 6.49%, 12/20/24		785	789,780
DuPage Medical Group Ltd. :
2018 Term Loan, (1 mo. LIBOR + 2.75%), 4.71%, 08/15/24		853	847,846
2nd Lien Term Loan, (1 mo. LIBOR + 7.00%), 8.93%, 08/15/25		395	395,987
Envision Healthcare Corp., 2016 Term Loan B, (1 mo. LIBOR + 3.00%), 4.99%, 12/01/23		3,159	3,162,029
Explorer Holdings, Inc., 2016 Term Loan B, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.81%, 05/02/23		1,072	1,079,407
HC Group Holdings III, Inc., Term Loan B, (1 mo. LIBOR + 5.00% 1.00% Floor), 6.98%, 04/07/22		1,416	1,424,507
HCA, Inc.:
2018 Term Loan B10, (1 mo. LIBOR + 2.00%), 3.98%, 03/13/25		1,370	1,379,138
Term Loan B11, (1 mo. LIBOR + 1.75%), 3.73%, 03/18/23		1,810	1,819,359
MPH Acquisition Holdings LLC, 2016 Term Loan B, (3 mo. LIBOR + 2.75% 1.00% Floor), 5.05%, 06/07/23		2,208	2,211,575
National Mentor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.00%), 5.30%, 01/31/21		479	480,279
nThrive, Inc., 2016 1st Lien Term Loan, (1 mo. LIBOR + 4.50% 1.00% Floor), 6.48%, 10/20/22		1,795	1,787,394
NVA Holdings, Inc., Term Loan B3, (3 mo. LIBOR + 2.75% 1.00% Floor), 5.05%, 02/02/25		1,831	1,832,665

Security	Par (000)		Value
Health Care Providers & Services (continued)
Team Health Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.73%, 02/06/24	USD	2,134	$2,057,172
Vizient, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.73%, 02/13/23		613	616,751
WP CityMD Bidco LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.58%, 06/07/24		1,055	1,055,250
Zotec Partners LLC, 2018 Term Loan, (1 mo. LIBOR + 5.00% 1.00% Floor), 6.93%, 02/14/24(a)		1,240	1,243,100

			34,890,008
Health Care Services — 0.3%
Ivory Merger Sub, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.50%), 5.61%, 03/07/25(a)		1,455	1,451,362

Health Care Technology — 1.2%
Change Healthcare Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.73%, 03/01/24		3,241	3,238,950
Press Ganey Holdings, Inc.:
2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.73%, 10/21/23		1,922	1,928,594
2nd Lien Term Loan, (1 mo. LIBOR + 6.50% 1.00% Floor), 8.48%, 10/21/24		222	225,532
Quintiles IMS, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.00%), 4.30%, 03/07/24		1,106	1,106,469

			6,499,545
Hotels, Restaurants & Leisure — 6.7%
Aristocrat Technologies, Inc., 2018 1st Lien Term Loan B, (3 mo. LIBOR + 1.75%), 4.10%, 05/01/24		1,416	1,408,362
Boyd Gaming Corp., Term Loan B3, (1 Week LIBOR + 2.50%), 4.25%, 09/15/23		1,856	1,863,644
Bronco Midstream Funding LLC, Term Loan B, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.83%, 08/14/23(a)		2,091	2,106,178
Burger King Newco Unlimited Liability Co., Term Loan B3, (1 mo. LIBOR + 2.25% 1.00% Floor), 4.23%, 02/16/24		5,587	5,581,060
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 4.73%, 12/22/24		4,443	4,442,243
CCM Merger, Inc., Term Loan B, (1 mo. LIBOR + 2.75%), 4.73%, 08/08/21		1,181	1,182,901

9

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Hotels, Restaurants & Leisure (continued)
CEC Entertainment, Inc., Term Loan B, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.23%, 02/14/21	USD	580	$539,934
Cyan Blue Holdco 3 Ltd., 2017 Term Loan B, (3 mo. LIBOR + 2.75%), 5.05%, 08/23/24		1,523	1,524,831
ESH Hospitality, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 3.98%, 08/30/23		3,047	3,049,550
Four Seasons Hotels Ltd., 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 3.98%, 11/30/23		222	222,774
Gateway Casinos & Entertainment Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 5.47%, 12/01/23		150	151,172
GVC Holdings PLC:
2018 EUR Term Loan, 03/29/24(g)	EUR	991	1,154,228
2018 Term Loan, (1 mo. LIBOR + 2.50% 1.00% Floor), 4.48%, 03/29/24	USD	945	945,784
Hilton Worldwide Finance LLC, Term Loan B2, (1 mo. LIBOR + 1.75%), 3.71%, 10/25/23		1,562	1,569,049
IRB Holding Corp., 1st Lien Term Loan, (2 mo. LIBOR + 3.25% 1.00% Floor), 5.21%, 02/05/25		1,602	1,607,260
Lakeland Tours LLC, 2017 1st Lien Term Loan B, (3 mo. LIBOR + 4.00% 1.00% Floor), 6.12%, 12/15/24		924	926,805
Playa Resorts Holding BV, 2017 Term Loan B, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.22%, 04/29/24		1,443	1,432,961
Sabre GLBL, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 3.98%, 02/22/24		2,552	2,550,531
Scientific Games International, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.75%), 4.73%, 08/14/24		3,896	3,906,306
Tackle S.A.R.L, 2017 EUR Term Loan, 08/08/22(g)	EUR	1,000	1,164,339

			37,329,912
Household Products — 0.9%
Mastronardi Produce Ltd., Term Loan B, (3 mo. LIBOR + 3.25%), 5.16%, 04/18/25	USD	590	592,950
SIWF Holdings, Inc., 1st Lien Term Loan, 05/17/25(a)(g)		880	882,200

Security	Par (000)		Value
Household Products (continued)
Spectrum Brands, Inc., 2017 Term Loan B, (2 mo. LIBOR + 2.00%), 4.15%, 06/23/22	USD	3,816	$3,810,394

			5,285,544
Independent Power and Renewable Electricity Producers — 3.8%
AES Corporation, 2018 Term Loan B, (3 mo. LIBOR + 1.75%), 4.07%, 05/31/22		1,059	1,057,753
Aria Energy Operating LLC, Term Loan, (1 mo. LIBOR + 4.50% 1.00% Floor), 6.48%, 05/27/22		1,099	1,103,075
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 4.48%, 01/15/25		1,257	1,255,094
Calpine Corp., Term Loan B6, (3 mo. LIBOR + 2.50% 1.00% Floor), 4.81%, 01/15/23		1,833	1,832,998
Compass Power Generation LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.75% 1.00% Floor), 6.05%, 12/20/24		1,182	1,188,929
Dynegy, Inc., 2017 Term Loan C2, (1 mo. LIBOR + 2.50% 1.00% Floor), 4.46%, 02/07/24		3,150	3,149,058
EIF Channelview Cogeneration LLC, 2018 Term Loan B, 05/03/25(g)		470	471,565
Granite Acquisition, Inc.:
Term Loan B, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.81%, 12/19/21		3,192	3,202,818
Term Loan C, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.80%, 12/19/21		543	545,183
Kestrel Acquisition LLC, 2018 Term Loan B, 05/01/25(g)		1,225	1,231,897
Nautilus Power LLC, Term Loan B, (1 mo. LIBOR + 4.25% 1.00% Floor), 6.23%, 05/16/24		1,784	1,795,524
Terra-Gen Finance Co. LLC, Term Loan B, (1 mo. LIBOR + 4.25% 1.00% Floor), 6.23%, 12/09/21(a)		1,290	1,160,826
Vistra Energy Corp., 1st Lien Term Loan B3, 12/01/25(g)		3,135	3,126,723

			21,121,443
Industrial Conglomerates — 1.0%
Cortes NP Acquisition Corp., 2017 Term Loan B, (1 mo. LIBOR + 4.00% 1.00% Floor), 5.91%, 11/30/23		3,901	3,847,041

10

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Industrial Conglomerates (continued)
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (3 mo. LIBOR + 5.00% 1.00% Floor), 7.07%, 11/28/21	USD	1,553	$1,551,482

			5,398,523
Insurance — 3.2%
Alliant Holdings I, Inc., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 4.93%, 05/09/25		2,989	2,985,257
AmWINS Group, Inc.:
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.75% 1.00% Floor), 8.73%, 01/25/25		822	829,192
2017 Term Loan B, (3 mo. LIBOR + 2.75% 1.00% Floor), 4.70%, 01/25/24		1,857	1,857,372
AssuredPartners, Inc., 2017 1st Lien Add-On Term Loan, (1 mo. LIBOR + 3.25%), 5.23%, 10/22/24		1,271	1,268,159
Davis Vision, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.98%, 12/02/24		1,846	1,836,587
Hub International Limited, 2018 Term Loan B, (2 mo. LIBOR + 3.00%), 5.36%, 04/25/25		2,350	2,345,112
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.73%, 03/01/21		3,235	3,228,215
2nd Lien Term Loan, (3 mo. LIBOR + 5.75% 1.00% Floor), 7.80%, 02/28/22		2,540	2,540,000
Stratose Intermediate Holdings II LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.23%, 06/22/23		829	834,096

			17,723,990
Internet & Direct Marketing Retail — 0.3%
Harbor Freight Tools USA, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.50%), 4.48%, 08/18/23		1,469	1,467,980

Internet Software & Services — 2.2%
Go Daddy Operating Company LLC, 2017 Repriced Term Loan, (1 mo. LIBOR + 2.25%), 4.23%, 02/15/24		3,749	3,759,332
GTT Communications, Inc., 2018 Term Loan B, 04/28/25(g)		991	962,462
Inmar Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.48%, 05/01/24		1,032	1,036,721

Security	Par (000)		Value
Internet Software & Services (continued)
Intralinks, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 4.00%), 5.99%, 11/11/24	USD	1,132	$1,132,638
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, (3 mo. LIBOR + 3.00% 1.00% Floor), 5.36%, 11/03/23		3,309	3,283,145
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75% 1.00% Floor), 5.73%, 05/06/24		2,113	2,045,345

			12,219,643
IT Services — 7.9%
Access CIG LLC:
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 5.73%, 02/27/25		528	529,953
2018 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%), 9.73%, 02/27/26		227	227,455
Altran Technologies SA, 1st Lien Term Loan, (2 mo. LIBOR + 2.75%), 4.80%, 03/20/25		680	682,210
Blackhawk Network Holdings, Inc, 2018 1st Lien Term Loan, 05/23/25(g)		1,654	1,653,971
Cologix, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.96%, 03/20/24		1,752	1,751,757
First Data Corp.:
2024 Term Loan, (1 mo. LIBOR + 2.00%), 3.97%, 04/26/24		10,241	10,233,624
Term Loan A, (1 mo. LIBOR + 1.75%), 3.72%, 06/02/20		611	610,935
Greeneden US Holdings II LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.50%), 5.80%, 12/01/23		1,231	1,237,537
Help/Systems Holdings, Inc, 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.75%), 6.05%, 03/28/25		1,190	1,190,500
Optiv Security, Inc.:
1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.25%, 02/01/24		3,659	3,567,442
2nd Lien Term Loan, (1 mo. LIBOR + 7.25% 1.00% Floor), 9.25%, 02/01/25		782	750,300
Peak 10 Holding Corp.:
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.80%, 08/01/24		1,363	1,341,421
2nd Lien Term Loan, (3 mo. LIBOR + 7.25% 1.00% Floor), 9.61%, 08/01/25		1,620	1,627,598

11

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
IT Services (continued)
TKC Holdings, Inc. :
2017 1st Lien Term Loan, (1 mo. LIBOR + 4.25% 1.00% Floor), 6.23%, 02/01/23	USD	2,307	$2,318,408
2017 2nd Lien Term Loan, (3 mo. LIBOR + 8.00% 1.00% Floor), 9.98%, 02/01/24		1,603	1,610,021
Trans Union LLC, Term Loan B3, (1 mo. LIBOR + 2.00%), 3.98%, 04/10/23		4,893	4,880,972
Vantiv LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 3.92%, 10/14/23		1,093	1,094,052
VF Holding Corp., Reprice Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.23%, 06/30/23		4,728	4,729,466
WEX, Inc., 2017 Term Loan B2, (1 mo. LIBOR + 2.25%), 4.23%, 06/30/23		3,923	3,933,753

			43,971,375
Leisure Products — 0.2%
MND Holdings III Corp., 2017 1st Lien Term Loan B, (3 mo. LIBOR + 3.75% 1.00% Floor), 6.05%, 06/19/24(a)		1,029	1,036,246

Life Sciences Tools & Services — 0.5%
Albany Molecular Research, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.23%, 08/30/24		559	557,982
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.00% 1.00% Floor), 8.98%, 08/30/25		395	399,278
Parexel International Corp., Term Loan B, (1 mo. LIBOR + 2.75%), 4.73%, 09/27/24		1,656	1,653,097

			2,610,357
Machinery — 2.5%
Clark Equipment Co., 2018 Term Loan B, (3 mo. LIBOR + 2.00%), 4.30%, 05/18/24		1,026	1,024,786
Columbus McKinnon Corp., 2018 Term Loan B, (3 mo. LIBOR + 2.50% 1.00% Floor), 4.80%, 01/31/24(a)		193	193,840
Gardner Denver, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.75%), 5.05%, 07/30/24		2,742	2,752,023
Hayward Industries, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.48%, 08/05/24		1,631	1,638,647
Infiltrator Systems, Inc., 2017 1st Lien Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 5.30%, 05/27/22		1,953	1,959,981

Security	Par (000)		Value
Machinery (continued)
Mueller Water Products, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 4.58%, 11/25/21	USD	774	$779,364
Rexnord LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.21%, 08/21/24		1,077	1,080,871
Tecomet, Inc., 2017 Repriced Term Loan, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.41%, 05/01/24		1,949	1,958,921
Titan Acquisition Ltd., 2018 Term Loan B, (2 mo. LIBOR + 3.00%), 5.06%, 03/28/25		2,671	2,650,820

			14,039,253
Media — 11.5%
Altice Financing SA:
2017 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 5.10%, 01/31/26		718	704,582
2017 Term Loan B, (3 mo. LIBOR + 2.75%), 5.10%, 07/15/25		245	240,561
Altice US Finance I Corp., 2017 Term Loan, (1 mo. LIBOR + 2.25%), 4.23%, 07/28/25		5,594	5,567,605
CBS Radio, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%), 4.70%, 11/17/24		857	848,015
Charter Communications Operating LLC:
2017 Term Loan A2, (1 mo. LIBOR + 1.50%), 3.49%, 03/31/23		2,832	2,828,469
2017 Term Loan B, (1 mo. LIBOR + 2.00%), 3.99%, 04/30/25		4,972	4,978,045
CSC Holdings LLC:
2017 1st Lien Term Loan, (1 mo. LIBOR + 2.25%), 4.17%, 07/17/25		4,662	4,642,242
2018 Term Loan B, (1 mo. LIBOR + 2.50%), 4.42%, 01/25/26		1,695	1,690,762
Getty Images, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 5.80%, 10/18/19		409	395,721
Gray Television, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.17%, 02/07/24		647	648,029
Hemisphere Media Holdings LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50%), 5.48%, 02/08/24		1,555	1,543,011
Hubbard Radio LLC, 2015 Term Loan B, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.99%, 03/28/25		235	235,588

12

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Media (continued)
iHeartCommunications, Inc.(k):
Extended Term Loan E, 9.81%, 07/30/19	USD	515	$402,859
Term Loan D, 9.05%, 01/30/19		4,071	3,195,020
Intelsat Jackson Holdings SA, 2017 Term Loan B4, (1 mo. LIBOR + 4.50% 1.00% Floor), 6.47%, 01/02/24		1,828	1,889,006
Lamar Media Corp., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 3.69%, 03/14/25		720	723,298
Learfield Communications LLC(a):
2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.24%, 12/01/23		1,892	1,903,928
2017 1st Lien Term Loan, 12/01/23(g)		624	626,557
Live Nation Entertainment, Inc., Term Loan B3, (1 mo. LIBOR + 1.75%), 3.75%, 10/31/23		478	479,245
MCC Iowa LLC, Term Loan N, (1 Week LIBOR + 1.75%), 3.51%, 02/15/24(a)		1,081	1,081,031
MH Sub I LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 5.68%, 09/13/24		843	842,882
Mission Broadcasting, Inc., 2017 Term Loan B2, (1 mo. LIBOR + 2.50%), 4.41%, 01/17/24		167	167,711
Nexstar Broadcasting, Inc., 2017 Term Loan B2, (1 mo. LIBOR + 2.50%), 4.41%, 01/17/24		1,304	1,305,985
Numericable Group SA, Term Loan B12, (3 mo. LIBOR + 3.00%), 5.35%, 01/31/26		542	533,539
PSAV Holdings LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 5.22%, 03/01/25		880	876,700
Radiate Holdco LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 4.98%, 02/01/24		1,361	1,340,328
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 3.99%, 04/11/25		4,370	4,362,428
Sinclair Television Group, Inc.:
2017 Term Loan B, 12/12/24(g)		1,227	1,225,466
Term Loan B2, (1 mo. LIBOR + 2.25%), 4.24%, 01/03/24		194	193,587
Stars Group Holdings B.V. (The), 2018 USD Term Loan B, (3 mo. LIBOR + 3.00%), 5.32%, 04/06/25		3,439	3,440,294

Security	Par (000)		Value
Media (continued)
Trader Corp., 2017 Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 5.30%, 09/28/23	USD	1,434	$1,431,369
Tribune Media Co., Term Loan C, (1 mo. LIBOR + 3.00%), 4.98%, 01/27/24		3,696	3,691,264
Unitymedia Finance LLC, Term Loan B, (1 mo. LIBOR + 2.25%), 4.17%, 09/30/25		1,680	1,678,202
Unitymedia Hessen GmbH & Co. KG, 2018 Term Loan B, 05/24/23(g)		1,336	1,333,612
Virgin Media Bristol LLC, 2017 Term Loan, (1 mo. LIBOR + 2.50%), 4.42%, 01/15/26		4,453	4,438,305
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 4.74%, 05/18/25		817	811,325
Ziggo Secured Finance Partnership, Term Loan E, (1 mo. LIBOR + 2.50%), 4.42%, 04/15/25		1,875	1,863,712

			64,160,283
Metals & Mining — 0.3%
AMG Advanced Metallurgical Group NV, 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 5.30%, 01/29/25(a)		1,217	1,224,556
WireCo WorldGroup, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 5.00% 1.00% Floor), 6.98%, 09/30/23		589	592,324

			1,816,880
Multiline Retail — 0.7%
Eyemart Express LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.94%, 08/04/24		980	982,829
Hudson’s Bay Co., 2015 Term Loan B, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.22%, 09/30/22		2,208	2,056,114
Neiman Marcus Group, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.17%, 10/25/20		1,217	1,076,377

			4,115,320
Oil & Gas Equipment & Services — 0.2%
McDermott Technology Americas, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 5.00% 1.00% Floor), 6.91%, 05/10/25		1,330	1,340,281

Oil, Gas & Consumable Fuels — 4.1%
BCP Raptor LLC, Term Loan B, (2 mo. LIBOR + 4.25% 1.00% Floor), 6.31%, 06/24/24		2,860	2,785,925

13

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Brazos Delaware II, LLC, Term Loan B, (1 mo. LIBOR + 4.00%), 5.95%, 05/21/25	USD	1,385	$1,381,537
California Resources Corp.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 4.75%), 6.70%, 12/31/22		2,434	2,487,553
Second Out Term Loan, (1 mo. LIBOR + 10.37% 1.00% Floor), 12.34%, 12/31/21		2,168	2,429,862
Chesapeake Energy Corp., Term Loan, (1 mo. LIBOR + 7.50% 1.00% Floor), 9.47%, 08/23/21		2,706	2,840,185
CONSOL Energy, Inc.:
1st Lien Term Loan A, (1 Week LIBOR + 4.50%), 6.58%, 11/26/21(a)		323	322,596
1st Lien Term Loan B, (1 mo. LIBOR + 6.00% 1.00% Floor), 8.32%, 10/26/22		1,724	1,765,764
EG Group Ltd., 2018 Term Loan B, (3 mo. LIBOR + 4.00%), 6.34%, 02/06/25		805	802,319
EWT Holdings III Corp., 2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 5.30%, 12/20/24		587	590,973
Keane Group Holdings LLC, 2018 1st Lien Term Loan, 05/25/25(g)		1,144	1,143,106
Lucid Energy Group II LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.93%, 02/17/25(a)		1,240	1,227,600
Medallion Midland Acquisition LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.23%, 10/30/24(a)		1,572	1,546,514
MEG Energy Corp., 2017 Term Loan B, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.81%, 12/31/23		435	436,590
Ultra Resources, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.93%, 04/12/24		638	582,328
Vine Oil & Gas LP, Term Loan B, (1 mo. LIBOR + 6.87% 1.00% Floor), 8.86%, 12/12/21(a)		1,205	1,201,987

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Woodford Express LLC, 2018 Term Loan B, (1 mo. LIBOR + 5.00% 1.00% Floor), 6.98%, 01/17/25	USD	1,500	$1,447,965

			22,992,804
Personal Products — 1.1%
Clover Merger Sub, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.48%, 09/26/24		3,836	3,390,781
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.75% 1.00% Floor), 9.73%, 09/26/25		1,750	1,349,688
Prestige Brands, Inc., Term Loan B4, (1 mo. LIBOR + 2.00%), 3.98%, 01/26/24		1,112	1,116,257

			5,856,726
Pharmaceuticals — 3.9%
Akorn, Inc., Term Loan B, (1 mo. LIBOR + 4.25% 1.00% Floor), 6.25%, 04/16/21(a)		2,636	2,563,794
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.50%), 5.63%, 05/04/25		3,475	3,466,312
Endo Luxembourg Finance Company I Sarl, 2017 Term Loan B, (1 mo. LIBOR + 4.25%), 6.25%, 04/29/24		2,163	2,137,999
Grifols Worldwide Operations USA, Inc., 2017 Acquisition Term Loan, (1 Week LIBOR + 2.25%), 4.00%, 01/31/25		4,062	4,073,057
Jaguar Holding Company II, 2018 Term Loan, (3 mo. LIBOR + 2.50% 1.00% Floor), 4.65%, 08/18/22		3,882	3,878,496
Valeant Pharmaceuticals International, Inc.:
2018 Term Loan B, 05/17/25(g)		1,465	1,467,388
Series F4 Term Loan B, (1 mo. LIBOR + 3.50%), 5.42%, 04/01/22		3,963	3,967,322

			21,554,368
Professional Services — 1.4%
Cast and Crew Payroll LLC, 2017 1st Lien Term Loan B, (3 mo. LIBOR + 2.75%), 4.68%, 09/27/24		2,449	2,443,418
Information Resources, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 4.25% 1.00% Floor), 6.57%, 01/18/24		777	780,554

14

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Professional Services (continued)
ON Assignment, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 3.98%, 04/02/25	USD	1,174	$1,175,643
PricewaterhouseCoopers LLP, 2018 Term Loan, (3 mo. LIBOR + 3.25%), 5.16%, 05/01/25(a)		950	954,750
SIRVA Worldwide, Inc., 2016 Term Loan, (3 mo. LIBOR + 6.50% 1.00% Floor), 8.72%, 11/14/22(a)		754	758,158
Sterling Infosystems, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.48%, 06/20/22(a)		1,609	1,601,235

			7,713,758
Real Estate Investment Trusts (REITs) — 2.5%
Capital Automotive LP, 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.50% 1.00% Floor), 4.49%, 03/24/24		764	763,584
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, (1 Week LIBOR + 2.00%), 3.75%, 04/25/23		4,633	4,629,442
RHP Hotel Properties LP, 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.17%, 05/11/24		1,356	1,362,742
VICI Properties 1 LLC, Replacement Term Loan B, (1 mo. LIBOR + 2.00%), 3.96%, 12/20/24		5,382	5,378,472
Wyndham Hotels & Resorts, Inc., Term Loan B, 03/28/25(g)		1,585	1,590,278

			13,724,518
Real Estate Management & Development — 1.4%
CityCenter Holdings LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.23%, 04/18/24		4,309	4,308,801
Realogy Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 4.18%, 02/08/25		2,375	2,385,426
SMG Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.23%, 01/23/25		965	967,818

			7,662,045
Restaurants — 0.3%
KFC Holding Co., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 3.69%, 04/03/25		1,433	1,437,906

Road & Rail — 0.9%
PODS LLC, Term Loan B3, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.93%, 12/06/24		3,726	3,727,840

Security	Par (000)		Value
Road & Rail (continued)
Road Infrastructure Investment LLC, 2016 1st Lien Term Loan, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.48%, 06/13/23	USD	1,227	$1,227,343

			4,955,183
Semiconductors & Semiconductor Equipment — 1.0%
Cavium, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.22%, 08/16/22(a)		807	807,317
MaxLinear, Inc., Term Loan B, (1 mo. LIBOR + 2.50%), 4.42%, 05/12/24(a)		316	315,671
Microchip Technology Incorporated, 2018 Term Loan B, 05/29/25(g)		2,710	2,724,227
ON Semiconductor Corporation, 2018 1st Lien Term Loan, (1 mo. LIBOR + 1.75%), 3.73%, 03/31/23		530	530,779
Versum Materials, Inc., Term Loan, (3 mo. LIBOR + 2.00%), 4.30%, 09/29/23		941	944,203

			5,322,197
Software — 13.5%
Almonde, Inc.:
1st Lien Term Loan, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.81%, 06/13/24		1,990	1,957,128
2nd Lien Term Loan, (3 mo. LIBOR + 7.25% 1.00% Floor), 9.56%, 06/13/25		263	254,586
Applied Systems, Inc.:
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00% 1.00% Floor), 5.30%, 09/19/24		2,078	2,091,265
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.00% 1.00% Floor), 9.30%, 09/19/25		491	507,248
Aptean, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 4.25% 1.00% Floor), 6.56%, 12/20/22		1,094	1,094,224
Barracuda Networks, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.17%, 02/12/25		970	974,443
BMC Software Finance, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.23%, 09/10/22		1,224	1,224,842
Cypress Intermediate Holdings III, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.99%, 04/27/24		914	914,817

15

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Software (continued)
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.75% 1.00% Floor), 8.73%, 04/27/25	USD	814	$817,565
Dell, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 3.99%, 09/07/23		2,495	2,492,323
Digicel International Finance Ltd., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 5.61%, 05/28/24		1,294	1,260,097
DTI Holdco, Inc., 2018 Term Loan B, (1 mo. LIBOR + 4.75% 1.00% Floor), 6.73%, 10/02/23(a)		1,442	1,436,323
Flexera Software LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.24%, 02/26/25		615	616,999
Hyland Software, Inc.:
2017 1st Lien Term Loan, (PRIME + 2.25%), 5.23%, 07/01/22		1,527	1,537,416
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%), 8.98%, 07/07/25		675	685,969
Infor (US), Inc., Term Loan B6, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.73%, 02/01/22		3,668	3,665,876
Informatica Corp., 2018 Term Loan, (1 mo. LIBOR + 3.25%), 5.23%, 08/05/22		2,845	2,862,975
IQOR US, Inc., Term Loan B, (3 mo. LIBOR + 5.00% 1.00% Floor), 7.31%, 04/01/21		1,283	1,282,226
Kronos, Inc.:
2017 Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 5.36%, 11/01/23		4,564	4,583,018
2nd Lien Term Loan, (3 mo. LIBOR + 8.25% 1.00% Floor), 10.61%, 11/01/24		1,695	1,754,325
MA FinanceCo. LLC, Term Loan B3, (1 mo. LIBOR + 2.75%), 4.73%, 06/21/24		261	259,744
McAfee LLC, 2017 Term Loan B, (1 mo. LIBOR + 4.50% 1.00% Floor), 6.47%, 09/30/24		2,056	2,069,473
Mitchell International, Inc. :
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.23%, 11/29/24		3,967	3,965,176
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 9.23%, 11/20/25		1,275	1,282,433

Security	Par (000)		Value
Software (continued)
2017 Delayed Draw Term Loan, (1 mo. LIBOR + 3.25%), 5.22%, 11/29/24	USD	320	$319,644
Project Alpha Intermediate Holding, Inc., 2017 Term Loan B, (6 mo. LIBOR + 3.50% 1.00% Floor), 5.99%, 04/26/24		2,024	2,016,609
Project Leopard Holdings, Inc., 2018 Term Loan, (1 mo. LIBOR + 4.00% 1.00% Floor), 5.98%, 07/07/23		866	876,476
Renaissance Learning, Inc., 2018 Add On Term Loan, 05/18/25(g)		705	705,000
Seattle Spinco, Inc., Term Loan B3, (1 mo. LIBOR + 2.75%), 4.73%, 06/21/24		1,761	1,754,113
SolarWinds Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 4.98%, 02/05/24		4,539	4,554,919
Solera LLC, Term Loan B, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.73%, 03/03/23		3,962	3,972,098
SonicWALL, Inc., 1st Lien Term Loan, 05/01/25(g)		570	571,425
Sophia LP, 2017 Term Loan B, (3 mo. LIBOR + 3.25% 1.00% Floor), 5.55%, 09/30/22		4,434	4,437,125
SS&C Technologies Holdings Europe SARL, 2018 Term Loan B4, (1 mo. LIBOR + 2.50%), 4.48%, 04/16/25		1,980	1,990,370
SS&C Technologies, Inc.:
2017 Term Loan B1, (1 mo. LIBOR + 2.25%), 4.23%, 07/08/22		3,052	3,067,983
2018 Term Loan B3, (1 mo. LIBOR + 2.50%), 4.48%, 04/16/25		5,289	5,315,236
Tempo Acquisition LLC, Term Loan, (1 mo. LIBOR + 3.00%), 4.98%, 05/01/24		3,305	3,305,719
Tibco Software, Inc., Repriced Term Loan B, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.49%, 12/04/20		2,402	2,408,736

			74,885,944
Specialty Retail — 2.1%
Academy Ltd., 2015 Term Loan B, (1 mo. LIBOR + 4.00% 1.00% Floor), 5.94%, 07/01/22		1,381	1,091,342
Belron Finance US LLC, Term Loan B, (3 mo. LIBOR + 2.50%), 4.86%, 11/07/24		2,447	2,455,015

16

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Specialty Retail (continued)
CD&R Firefly Bidco Limited, 2018 GBP Term Loan B1, 05/09/25(g)	GBP	1,000	$1,319,939
Leslie’s Poolmart, Inc., 2016 Term Loan, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.48%, 08/16/23	USD	795	793,416
Michaels Stores, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.50% 1.00% Floor), 4.46%, 01/28/23		734	732,155
National Vision, Inc., 2017 Repriced Term Loan, (1 mo. LIBOR + 2.75%), 4.73%, 11/20/24		390	391,834
Party City Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 4.94%, 08/19/22		892	895,149
Petco Animal Supplies, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.25% 1.00% Floor), 5.61%, 01/26/23		839	588,283
Research Now Group, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 5.50% 1.00% Floor), 7.86%, 12/20/24		1,262	1,226,090
Staples, Inc., 2017 Term Loan B, (3 mo. LIBOR + 4.00% 1.00% Floor), 6.36%, 09/12/24		846	826,777
TruGreen LP, 2017 Term Loan, (1 mo. LIBOR + 4.00% 1.00% Floor), 5.93%, 04/13/23(a)		1,134	1,145,492

			11,465,492
Technology Hardware, Storage & Peripherals — 0.7%
Western Digital Corporation, 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 3.71%, 04/29/23		4,103	4,110,254

Textiles, Apparel & Luxury Goods — 0.5%
Ascend Performance Materials Operations LLC, Term Loan B, (1 mo. LIBOR + 5.25% 1.00% Floor), 7.31%, 08/12/22		2,391	2,395,584
Varsity Brands, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.48%, 12/15/24		534	536,331

			2,931,915
Thrifts & Mortgage Finance — 0.5%
IG Investment Holdings LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.61%, 05/18/25(a)		2,714	2,720,524

Trading Companies & Distributors — 1.5%
Beacon Roofing Supply, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.18%, 01/02/25		3,413	3,411,155

Security	Par (000)		Value
Trading Companies & Distributors (continued)
HD Supply, Inc., Term Loan B3, (3 mo. LIBOR + 2.25%), 4.55%, 08/13/21	USD	2,353	$2,364,432
LSF9 Cypress Holdings LLC, 2018 Term Loan B, 05/10/25(g)		1,265	1,265,797
Nexeo Solutions LLC, 2017 Repriced Term Loan, (3 mo. LIBOR + 3.25%), 5.57%, 06/09/23		245	247,261
Oxbow Carbon LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 3.75%), 5.73%, 01/04/23(a)		284	286,527
Pro Mach Group, Inc., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 5.03%, 03/07/25		760	756,770

			8,331,942
Transportation — 0.6%
Direct ChassisLink, Inc., 2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.00%), 7.98%, 06/15/23(a)		700	710,500
Gruden Acquisition, Inc., 2017 Term Loan, (3 mo. LIBOR + 5.50% 1.00% Floor), 7.80%, 08/18/22		784	787,939
Safe Fleet Acquisition, Corp.:
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.91%, 02/01/25		1,305	1,299,297
2018 2nd Lien Term Loan, (1 mo. LIBOR + 6.75% 1.00% Floor), 8.66%, 02/01/26		560	559,535

			3,357,271
Utilities — 0.1%
ExGen Renewables IV LLC, Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 5.31%, 11/28/24		726	728,439

Wireless Telecommunication Services — 1.6%
Geo Group, Inc. (The), 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 3.97%, 03/22/24		2,011	2,010,336
Ligado Networks LLC, PIK Exit Term Loan (9.75% PIK), 10.78%, 12/07/20		6,688	5,621,877
Xplornet Communications, Inc., Term Loan B, 09/09/21(a)(g)		1,341	1,347,343

			8,979,556

Total Floating Rate Loan Interests — 136.9% (Cost — $763,405,797)			760,223,518

17

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Shares		Value
Investment Companies — 0.6%

United States — 0.6%
SPDR Bloomberg Barclays Short Term High Yield Bond ETF		124,567	$3,405,662

Total Investment Companies — 0.6% (Cost — $3,444,153)			3,405,662

	Beneficial Interest (000)
Other Interests(i) — 0.0%

Communications Equipment — 0.0%
Avaya, Inc.(a)		248	—

IT Services — 0.0%
Millennium Corp.(a)(b)	USD	1,607	—
Millennium Lender Claims(a)(b)		1,508	—

Total Other Interests — 0.0% (Cost — $—)			—

		Shares
Trust Preferred

Diversified Financial Services — 0.3%
GMAC Capital Trust I, Series 2 (3 mo. LIBOR US + 5.79%), 7.62%, 02/15/40(j)		60,894	1,589,942

Total Trust Preferred — 0.3% (Cost — $1,606,167)			1,589,942

Security	Shares	Value
Warrants — 0.0%

Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)(a)	2,406	$—

Total Warrants — 0.0% (Cost — $24)		—

Total Long-Term Investments — 149.4% (Cost — $835,042,626)		829,560,687

Short-Term Securities — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.63%(l)(m)	835,449	835,449

Total Short-Term Securities — 0.1% (Cost — $835,449)		835,449

Options Purchased — 0.0% (Cost — $137,787)		38,594

Total Investments — 149.5% (Cost — $836,015,862)		830,434,730
Liabilities in Excess of Other Assets — (49.5)%		(275,103,321)

Net Assets Applicable to Common Shares — 100.0%		$555,331,409

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Variable rate security. Rate shown is the rate in effect as of period end.
(e)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(f)	When-issued security.
(g)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(j)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	Annualized 7-day yield as of period end.

18

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

(m)	During the period ended May 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated	Shares Held at 08/31/17	Shares Purchased	Shares Sold		Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,819,454	—	(2,984,005	)(b)	835,449	$835,449	$31,669	$8	$—
BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	—		—	—	36	—	—
iShares iBoxx $ High Yield Corporate Bond ETF	—	146,000	(146,000)		—	—	111,693	(67,998)	—

						$835,449	$143,398	$(67,990)	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

CLO — Collateralized Loan Obligation

ETF — Exchange-Traded Fund

EUR — Euro

GBP — British Pound

LIBOR — London Interbank Offered Rate

MTN — Medium-Term Note

OTC — Over-the-Counter

PIK — Payment-In-Kind

SPDR — Standard & Poor’s Depository Receipts

USD — U.S. Dollar

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,360,093	GBP	988,000	BNP Paribas S.A.	06/04/18	$46,694
USD	1,312,100	GBP	984,753	BNP Paribas S.A.	07/05/18	911

						47,605

GBP	984,753	USD	1,310,017	BNP Paribas S.A.	06/04/18	(935)

	Net Unrealized Appreciation					$46,670

19

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund		Counterparty
Description	Rate	Frequency	Rate	Frequency		Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put
10-Year Interest Rate Swap, 07/13/28	3.00%	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	JPMorgan Chase Bank N.A.	07/11/18	3.00	USD	14,914	$38,594

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	44	12/14/19	USD	942.86	USD	—	$—

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

20

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

As of May 31, 2018, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$13,530,584	$1,541,695	$15,072,279
Common Stocks(a)	246,589	224	2,585,256	2,832,069
Corporate Bonds	—	43,912,146	2,525,071	46,437,217
Floating Rate Loan Interests	—	708,627,533	51,595,985	760,223,518
Investment Companies	3,405,662	—	—	3,405,662
Trust Preferred	1,589,942	—	—	1,589,942
Options Purchased
Interest Rate Contracts	—	38,594	—	38,594
Short-Term Securities	835,449	—	—	835,449
Liabilities:
Unfunded Floating Rate Loan Interests(b)	—	(858)	—	(858)

	$6,077,642	$766,108,223	$58,248,007	$830,433,872

Derivative Financial Instruments(c)
Assets:
Foreign currency exchange contracts	$—	$47,605	$—	$47,605
Liabilities:
Foreign currency exchange contracts	—	(935)	—	(935)

	$—	$46,670	$—	$46,670

(a)	See above Schedule of Investments for values in each industry.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)	Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $245,000,000 is categorized as Level 2 within the disclosure hierarchy.

During the period ended May 31, 2018, there were no transfers between Level 1 and Level 2.

21

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Rights	Warrants	Total
Assets:
Opening balance, as of August 31, 2017	$—	$478,161	$2,513,176	$30,767,366	$3	$49,016	$168	$33,807,890
Transfers into Level 3(a)	—	—	—	13,385,450	—	—	—	13,385,450
Transfers out of Level 3(b)	—	—	—	(9,544,039)	—	—	—	(9,544,039)
Accrued discounts/premiums	—	—	—	102,285	—	—	—	102,285
Net realized gain (loss)	—	—	874,494	(569,688)	(61,488)	35,012	—	278,330
Net change in unrealized appreciation (depreciation)(c)	(8,305)	1,505,661	(938,669)	475,782	61,485	(49,016)	(168)	1,046,770
Purchases	1,550,000	601,434	2,763,520	31,403,292	—	—	—	36,318,246
Sales	—	—	(2,687,450)	(14,424,463)	—	(35,012)	—	(17,146,925)

Closing balance, as of May 31, 2018	$1,541,695	$2,585,256	$2,525,071	$51,595,985	$—	$—	$—	$58,248,007

Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2018(c)	$(8,305)	$1,505,670	$(204,355)	$47,471	$—	$—	$(168)	$1,326,309

(a)	As of August 31, 2017 the Fund used observable inputs in determining the value of certain investments. As of May 31, 2018, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.
(b)	As of August 31, 2017, the Fund used significant unobservable inputs in determining the value of certain investments. As of May 31, 2018, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.
(c)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

22

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: July 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: July 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: July 19, 2018